ORGANIZATION - Restatement Revision of Statements of Equity (Detail) - USD ($) $ in Millions	1 Months Ended		3 Months Ended						6 Months Ended			9 Months Ended			12 Months Ended
	Dec. 31, 2016		Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2017		Jun. 30, 2018	Jun. 30, 2017		Sep. 30, 2018	Sep. 30, 2017		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Beginning of year			$ 14,851	$ 16,582	$ 16,518	$ 15,413	$ 14,549		$ 16,518	$ 14,549		$ 16,518	$ 14,549		$ 14,549		$ 13,515
Other comprehensive income (loss)			(284)			(9)				603		(1,472)	594		832		(258)		$ (929)
Net income (loss) attributable to Holdings	$ 1,254		(496)	164	214	10	(277)		378	341		(118)	351		834		1,254		325
End of year	14,549		13,871	14,851	16,582	15,411	14,376		14,851	15,413		13,871	15,411		16,518		14,549		13,515
Retained Earnings
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Beginning of year			12,601	12,437	12,225	11,732	11,391		12,225	11,391		12,225	11,391		11,391		10,137		9,812
Stockholder dividends												(88)	0				0		0
Net income (loss) attributable to Holdings					214		(277)		378	341		(118)	351		834		1,254		325
End of year	11,391		12,031	12,601	12,437	11,742	11,114		12,601	11,732		12,031	11,742		12,225		11,391		10,137
Parent
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Beginning of year			13,364	13,547	13,421	12,360	11,407		13,421	11,407		13,421	11,407		11,407		10,407
End of year	11,407		12,411	13,364	13,547	12,401	11,271		13,364	12,360		12,411	12,401		13,421		11,407		10,407
Additional Paid-in Capital
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Beginning of year					1,298	955	931	[1]	1,298	931	[1]	1,298	931	[1]	931	[1]	941	[1]	862	[1]
Other changes in noncontrolling interest										24		15	67		367		(10)		79
End of year	931	[1]	2,025			998				955		2,025	998		1,298		931	[1]	941	[1]
Other comprehensive income (loss) attributable to Holdings
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Beginning of year					(108)	(333)	(921)		(108)	(921)		(108)	(921)		(921)		(677)		238
Other comprehensive income (loss)			(284)			(12)				588		(1,487)	576		813		(244)		(915)
End of year	(921)		(1,595)			(345)				(333)		(1,595)	(345)		(108)		(921)		(677)
Noncontrolling Interest
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Beginning of year					3,097		3,142		3,097	3,142		3,097	3,142		3,142		3,108		3,151
Other comprehensive income (loss)												15	18		19		(14)		(14)
Net income attributable to noncontrolling interest												251	237		370		369		325
Other changes in noncontrolling interest												(88)	(49)		35		101		101
End of year	3,142		1,460			3,010						1,460	3,010		3,097		3,142		3,108
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Beginning of year			14,863	16,600	16,582	15,438	14,502		16,582	14,502		16,582	14,502		14,502		13,569
Other comprehensive income (loss)										603			611				(281)		(929)
Net income (loss) attributable to Holdings				158	168		(290)		326	318			192		850		1,197		330
End of year	14,502			14,863	16,600	15,221	14,411		14,863	15,438			15,221		16,582		14,502		13,569
As Previously Reported | Retained Earnings
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Beginning of year			12,613	12,455	12,289	11,757	11,439		12,289	11,439		12,289	11,439		11,439		10,159		9,829
Stockholder dividends																	0		0
Net income (loss) attributable to Holdings					168		(290)		326	318			192		850		1,197		330
End of year	11,439			12,613	12,455		11,149		12,613	11,757					12,289		11,439		10,159
As Previously Reported | Retained Earnings | Scenario, Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Beginning of year							11,356			11,356			11,356		11,356
End of year	11,356																11,356
As Previously Reported | Parent
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Beginning of year			13,376	13,565	13,485	12,385	11,361		13,485	11,361		13,485	11,361		11,361		10,440
End of year	11,361			13,376	13,565		11,306		13,376	12,385					13,485		11,361		10,440
As Previously Reported | Additional Paid-in Capital
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Beginning of year						955	942	[1]		942	[1]		942	[1]	942	[1]	952	[1]	873	[1]
Other changes in noncontrolling interest										24			65
End of year	942	[1]								955							942	[1]	952	[1]
As Previously Reported | Other comprehensive income (loss) attributable to Holdings
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Beginning of year						(333)	(943)			(943)			(943)		(943)		(677)
Other comprehensive income (loss)										588			593				(266)		(915)
End of year	(943)									(333)							(943)		(677)
As Previously Reported | Noncontrolling Interest
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Beginning of year							3,141			3,141			3,141		3,141		3,129		3,168
Net income attributable to noncontrolling interest																	369		329
Other changes in noncontrolling interest																	79		101
End of year	3,141																3,141		3,129
Impact of Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Beginning of year			(12)	(18)	(64)	(25)	47		(64)	47		(64)	47		47		(54)
Other comprehensive income (loss)										0			(17)				23	[2],[3]
Net income (loss) attributable to Holdings				6	46		13		52	23			159		(16)		57	[2],[4]	(5)
End of year	47			(12)	(18)	190	(35)		(12)	(25)			190		(64)		47		(54)
Impact of Adjustments | Retained Earnings
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Beginning of year			(12)	(18)	(64)	(25)	(48)		(64)	(48)		(64)	(48)		(48)		(22)		(17)
Stockholder dividends																	0		0
Net income (loss) attributable to Holdings					46		13		52	23			159		(16)		57		(5)
End of year	(48)			(12)	(18)		(35)		(12)	(25)					(64)		(48)		(22)
Impact of Adjustments | Retained Earnings | Scenario, Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Beginning of year							35			35			35		35
End of year	35																35
Impact of Adjustments | Parent
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Beginning of year			$ (12)	(18)	(64)	(25)	46		(64)	46		$ (64)	46		46		(33)
Net income (loss) attributable to Holdings															1,647		1,010		(590)
End of year	46			$ (12)	$ (18)		(35)		$ (12)	(25)					(64)		46		(33)
Impact of Adjustments | Additional Paid-in Capital
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Beginning of year						0	(11)	[1]		(11)	[1]		(11)	[1]	(11)	[1]	(11)	[1]	(11)	[1]
Other changes in noncontrolling interest										0			2
End of year	(11)	[1]								0							(11)	[1]	(11)	[1]
Impact of Adjustments | Other comprehensive income (loss) attributable to Holdings
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Beginning of year						$ 0	22			22			22		22
Other comprehensive income (loss)										0			(17)				22
End of year	22									0							22
Impact of Adjustments | Noncontrolling Interest
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Beginning of year							$ 1			$ 1			$ 1		$ 1		(21)		(17)
Net income attributable to noncontrolling interest																			(4)
Other changes in noncontrolling interest																	22
End of year	$ 1																$ 1		$ (21)

[1]	Previously reported amounts have been adjusted to give retrospective effect to the 459.4752645-for-1 stock split effected on April 24, 2018.
[2]	As discussed above, the restated financial statements correct for the additional errors identified during the third quarter of 2018. The additional errors included in this column had the following impact in millions: (a) Income (loss) from continuing operations, before income taxes $(27); (b) Net income (loss) $(18); (c) Comprehensive income (loss) $(18)
[3]	Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.
[4]	Excludes expense of $7 million in securities sold under agreement to repurchase.